Income taxes	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Income taxes
15)	Income taxes

The Company is subject to Income Tax (ISR).

The analysis of the income tax charged to the results of 2018, 2017 and 2016 is as follows:

	2 0 1 8	2 0 1 7	2 0 1 6

Income tax of the year for Mexican companies	$67,745	$19	$6,751
Income tax year for foreign companies	444,104	44,751	60,965
Deferred tax for Mexican companies	408,141	656,060	660,916
Deferred tax for foreign companies	(167,528)	421,979	207,762
	$752,462	$1,122,809	$936,394

During 2018 and 2017, the income tax expense (benefit) attributable to income was different from the one that will result for applying 30% (tax rate in Mexico) before these provisions, as a result of the losses shown below:

	2 0 1 8	2 0 1 7	2 0 1 6

Expected benefit, expense	$1,308,828	$890,249	$1,591,129
Increase (decrease) as a result of:
Inflation effects, net	(114,419)	(217,249)	(62,708)
Effect between nominal rate from USA and Mexico	(35,914)	(16,572)	157,366
Benefit from utilization of tax loss carry-forward and others (1)	(1,238,444)	(115,068)	(1,165,805)
Others, net (includes permanent items)	832,411	581,449	416,412
Income tax expense	$752,462	$1,122,809	$936,394
Effective tax rate (2)	17.92%	37.21%	17.68%

(1)	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously , less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.

The Company has tax losses in some Mexican subsidiaries which, according to the ISR law in Mexico, can be amortized to reduce taxable income generated in the next ten years. Tax losses can be updated following certain procedures established in the law.

As of November 18, 2015, the Finance Ministry (SHCP) issued a decree in which a fiscal incentive is given to those who pay income tax (ISR) under terms of the Titles II or IV, Chapter II, Section I of the Law of ISR. Taxpayers who had business income of up to 100 million pesos, could write off up to 82% of 2016 and 85% for 2017 of investment in new fixed assets. This incentive that was used by Aceros Especiales Simec Tlaxcala, S.A. de C.V. and Fundiciones de Acero Estructural, S.A. de C.V. Likewise, on January 18, 2017, a decree was issued in which similar benefits were granted but only 69% authorized as an immediate deduction, which was used by the company Simec International, S.A. de C.V.

As of December 31, 2018, Grupo Simec, S.A.B. de C.V. and certain of its Mexican subsidiaries have updated tax losses pending of amortize as follows:

Origin Date	Expiration Date	Tax losses available
2010	2020	18,568
2011	2021	9,050,488	(1)
2012	2022	46
2013	2023	81,169
2014	2024	38,287
2015	2025	38,213
2016	2026	239,593
2017	2027	721,839
2018	2028	584,243
		$10,772,446

(1)	This amount includes $ 9,014,364 corresponding to a tax loss from the sale of shares which, according to the Income Tax Law, can only be applied against taxable profits on the sale of shares generated in the future.

As of December 31, 2018, Republic had USD$ 240.2 million of tax losses pending of amortize for federal tax purposes, which expire between 2033 and 2038; USD$ 338 million of tax losses for state and local purposes that expire between 2019 and 2038 and approximately USD$ 4.7 million of tax losses at the subsidiary located in Canada, which expire between 2032 and 2037.

As of December 31, 2018, and 2017, GV do Brasil Industria e Comercio of Aço LTDA, a subsidiary established in Brazil, had 202.008 million Brazilian Reals ($ 1,025 million of Mexican pesos) of tax losses pending of amortize for federal tax purposes, which do not have an expiration date.

Below is a summary of the effects of the main temporary differences comprising the deferred income tax liability included in the consolidated statements of financial position.

	December 31,
	2 0 1 8	2 0 1 7

Deferred tax assets:
Allowance for doubtful accounts	$1,045	$64,434
Provisions		977
Advances from customers	113,224	79,874

Deferred tax assets	114,269	145,285

Deferred tax liabilities:

Property, plant and equipment	3,224,295	3,161,272
Intangible assets from Grupo San	310,025	298,566
Provisions	57,816
Prepaid expenses	29,879	53,423

Total deferred liabilities	3,622,015	3,513,261

Deferred tax liabilities, net	$3,507,746	$3,367,976